PREPAID LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2011
PREPAID LAND USE RIGHTS, NET
6.	PREPAID LAND USE RIGHTS, NET

	At December 31,
	2010	2011
	$	$

Prepaid land use rights, cost	11,642,644	24,261,289
Less: Accumulated amortization	(600,837)	(901,373)
Prepaid land use rights, net	11,041,807	23,359,916

In 2011, the Group prepaid $12.6 million for a land use right in Yangzhou, Jiangsu Province, for its planned future expansion of its solar cell manufacturing capacity.

Amortization expense was $149,525, $169,248 and $300,536 for the year ended December 31, 2009, 2010 and 2011.

In 2012, 2013, 2014, 2015 and 2016, the Group will record annual amortization expense of approximately $630,894.